Financial Debt - Recoverable cash and cash advances overview (Details) - Fair value - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of research and development expenses
Contract 6472	€ 1,629	€ 1,571
Contract 6839	2,290	2,214
Contract 6840	2,818	2,790
Contract 7388	1,937	1,856
Total recoverable cash advances	8,674	8,431	€ 8,127
Non-current	8,373	8,126
Current	301	305
Total recoverable cash advances	€ 8,674	€ 8,431